December 13, 2004



U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
5th Floor
Washington, DC 20549


RE:  VANGUARD CHESTER FUNDS (THE TRUST)
     FILE NO.  2-92948
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Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,



The Vanguard Group, Inc.



Christopher A Wightman
Associate Counsel